Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Share capital.
Schedule of changes in options

	December 31, 2021		December 31, 2020
		Weighted		Weighted
	Number of	average exercise	Number of	average
	options	price	options	exercise price
Options outstanding, beginning	13,008,364	$2.14	12,908,315	$2.03
Options granted	3,217,378	3.94	1,790,000	3.47
Options exercised	(3,785,174)	1.58	(632,822)	1.83
Options forfeited/expired/cancelled	(466,268)	2.85	(1,057,129)	3.2
Options outstanding, ending	11,974,300	$2.73	13,008,364	$2.14

Schedule of details of options outstanding

			Number of
	Weighted average	Number of options	options
Exercise price	contractual life	outstanding	exercisable
$0.30 CAD	0.45	1,327,273	1,327,273
$0.80 CAD	0.95	334,091	334,091
$2.00 CAD	2.37	80,214	80,214
$1.91	4.93	2,405,000	2,068,890
$2.45	4.59	1,250,000	1,250,000
$2.53	4.61	75,000	75,000
$2.62	1.73	700,000	700,000
$3.01	8.42	1,500,000	—
$3.40	4.22	1,035,000	1,035,000
$3.41	5.56	1,115,000	683,548
$3.55	6.54	90,604	14,700
$3.56	6.87	400,989	109,949
$3.77	6.74	240,000	148,967
$4.15	9.15	800,000	436,458
$5.00	1.92	193,629	193,629
$7.23	6.03	210,000	100,636
$7.75	6.13	110,000	50,420
$9.60	3.02	107,500	107,500
		11,974,300	8,716,275

Schedule of stock options Black-Scholes option pricing model

	Year ended December 31, 2021	Year ended December 31, 2020
Expected life of options	4-5 years	3-5 years
Annualized volatility	61%-62.29%	62.29%
Risk-free interest rate	0.34% - 1.4%	0.29% - 0.42%
Dividend rate	—%	—%

Schedule of changes in warrants

	December 31, 2021		December 31, 2020
		Weighted		Weighted
	Number of	average	Number of	average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	15,070,883	$4.01	20,603,396	$3.57
Warrants exercised	(4,270,005)	3.34	(5,387,200)	2.49
Warrants expired	(3,398,857)	4.66	(145,313)	1.49
Warrants outstanding, ending	7,402,021	$5.23	15,070,883	$4.01

Schedule of details in warrants outstanding

	Weighted average	Number of warrants
Exercise Price	contractual life	outstanding
Non-Transferable Warrants
$4.00 CAD - $16.00 CAD	0.83 years	1,803,765
$2.00 USD - $24.00 USD	2.13 years	1,096,988
Transferable Warrants
$4.25 USD	1.60 years	4,501,268
Warrants outstanding, ending	1.49 years	7,402,021

Schedule of changes in deferred share units

	December 31, 2021
		Weighted average
	Number of options	exercise price
DSUs outstanding, beginning	44,623	$3.41
DSUs granted	51,468	3.41
DSUs exercised	(11,510)	3.41
DSUs outstanding, ending	84,581	$3.41

Schedule of details of deferred share units outstanding

	Weighted	Number of
	average	DSUs	Number of DSUs
Deemed value	contractual life	outstanding	exercisable
$3.41	9.27	84,581	33,113

Schedule of changes in restricted share units

	December 31, 2021
		Weighted average
	Number of options	exercise price
RSUs outstanding, beginning	507,849	$3.44
RSUs granted	450,442	3.41
RSUs exercised	(169,283)	3.44
RSUs expired	(139,535)	3.44
RSUs outstanding, ending	649,473	$3.42

Schedule of details of restricted share units outstanding

	Weighted	Number of
Deemed value	average	RSUs	Number of RSUs
	contractual life	outstanding	exercisable
$3.42	9.37	649,473	—